Employee benefit plan - FY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee benefit plan [Abstract]
Expenses related to employee benefit plan	$ 0.8	$ 0.5	$ 0.5